1
Bancroft Fund Ltd.
Schedule of Investments — December 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 85.4%
Aerospace and Defense  — 1.2%
$ 350,000 Rocket Lab USA Inc.,
4.250%, 02/01/29(a) ............. $ 1,769,255
Automotive: Parts and Accessories  — 0.7%
1,000,000 Rivian Automotive Inc.,
4.625%, 03/15/29 ............... 1,010,375
Business Services  — 2.3%
1,600,000 Live Nation Entertainment Inc.,
2.875%, 01/15/30(a) ............. 1,614,400
MicroStrategy Inc.
1,000,000 Zero Coupon, 12/01/29(a) ......... 805,000
600,000 2.250%, 06/15/32(a) ............. 979,800
3,399,200
Computer Software and Services  — 17.0%
2,875,000 Akamai Technologies Inc.,
1.125%, 02/15/29 ............... 2,817,640
2,300,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31(a)(b) ........... 2,450,075
2,000,000 Box Inc.,
1.500%, 09/15/29(a) ............. 1,952,000
3,000,000 CSG Systems International Inc.,
3.875%, 09/15/28 ............... 3,036,000
120,000 Guidewire Software Inc.,
1.250%, 11/01/29(a) ............. 117,660
Nutanix Inc.
1,500,000 0.250%, 10/01/27 ............... 1,819,500
400,000 0.500%, 12/15/29(a) ............. 397,400
1,500,000 Pagaya Technologies Ltd.,
6.125%, 10/01/29(a) ............. 1,564,500
1,250,000 PagerDuty Inc.,
1.500%, 10/15/28 ............... 1,221,250
1,000,000 Parsons Corp.,
2.625%, 03/01/29 ............... 1,175,500
1,805,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,728,287
900,000 Snowflake Inc.,
Zero Coupon, 10/01/29(a) ......... 1,071,900
700,000 Varonis Systems Inc.,
1.000%, 09/15/29(a) ............. 662,375
4,156,000 Veritone Inc.,
1.750%, 11/15/26 ............... 1,702,005
900,000 Vertex Inc.,
0.750%, 05/01/29(a) ............. 1,427,419
1,500,000 Workiva Inc.,
1.250%, 08/15/28 ............... 1,593,375
24,736,886
Principal
Amount
Market
Value
Consumer Services  — 1.6%
$ 2,140,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 ............... $ 2,364,700
Diversified Industrial  — 1.7%
1,500,000 Enovix Corp.,
3.000%, 05/01/28(a) ............. 1,485,312
1,000,000 PureCycle Technologies Inc.,
7.250%, 08/15/30 ............... 929,005
2,414,317
Energy and Utilities  — 20.0%
4,288,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 3,135,600
2,000,000 Bloom Energy Corp.,
3.000%, 06/01/28 ............... 2,765,000
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28 ............... 2,081,000
350,000 Fluence Energy Inc.,
2.250%, 06/15/30(a) ............. 362,600
2,000,000 Fluor Corp.,
1.125%, 08/15/29 ............... 2,523,000
1,700,000 Kosmos Energy Ltd.,
3.125%, 03/15/30(a) ............. 1,464,125
3,000,000 Nabors Industries Inc.,
1.750%, 06/15/29 ............... 2,184,300
3,000,000 Northern Oil & Gas Inc.,
3.625%, 04/15/29 ............... 3,522,750
2,000,000 Ormat Technologies Inc.,
2.500%, 07/15/27 ............... 1,971,000
3,000,000 PPL Capital Funding Inc.,
2.875%, 03/15/28 ............... 3,140,250
1,300,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 ............... 494,204
2,500,000 TXNM Energy Inc.,
5.750%, 06/01/54(a) ............. 2,906,723
2,450,000 WEC Energy Group Inc.,
4.375%, 06/01/29(a) ............. 2,649,675
29,200,227
Entertainment  — 1.0%
1,810,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 1,411,800
Financial Services  — 7.3%
900,000 Cleanspark Inc.,
Zero Coupon, 06/15/30(a) ......... 751,394
2,000,000 Galaxy Digital Holdings LP,
2.500%, 12/01/29(a) ............. 1,932,600
3,000,000 Global Payments Inc.,
1.500%, 03/01/31(a) ............. 2,952,000
750,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 1,160,250

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services (Continued)
$ 1,150,000 MARA Holdings Inc.,
2.125%, 09/01/31(a) ............. $ 1,236,250
1,500,000 SoFi Technologies Inc.,
1.250%, 03/15/29 ............... 2,652,000
10,684,494
Health Care  — 13.1%
3,000,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29 ............... 2,806,800
2,000,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29(a) ............. 2,030,000
1,000,000 Enovis Corp.,
3.875%, 10/15/28 ............... 1,061,000
1,625,000 Evolent Health Inc.,
3.500%, 12/01/29 ............... 1,382,225
2,250,000 Exact Sciences Corp.,
2.000%, 03/01/30 ............... 2,318,625
1,200,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 ............... 1,297,097
940,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(c) ......... 0
2,150,000 Jazz Investments I Ltd.,
3.125%, 09/15/30(a) ............. 2,324,150
1,250,000 Pacira BioSciences Inc.,
2.125%, 05/15/29(a) ............. 1,078,125
3,400,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27 ............... 3,741,700
1,000,000 TransMedics Group Inc.,
1.500%, 06/01/28 ............... 1,035,122
19,074,844
Metals and Mining  — 2.2%
1,100,000 Centrus Energy Corp.,
2.250%, 11/01/30(a) ............. 1,045,660
2,150,000 MP Materials Corp.,
3.000%, 03/01/30(a) ............. 2,223,960
3,269,620
Real Estate Investment Trusts  — 3.9%
2,350,000 Digital Realty Trust LP,
1.875%, 11/15/29(a) ............. 2,432,250
3,000,000 Redfin Corp.,
0.500%, 04/01/27 ............... 2,328,900
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 983,971
5,745,121
Security Software  — 3.1%
4,350,000 Cardlytics Inc.,
4.250%, 04/01/29(a) ............. 2,454,639
Principal
Amount
Market
Value
$ 2,175,000 Rapid7 Inc.,
1.250%, 03/15/29 ............... $ 2,067,664
4,522,303
Semiconductors  — 9.1%
indie Semiconductor Inc.
3,000,000 4.500%, 11/15/27 ............... 2,746,500
500,000 3.500%, 12/15/29(a) ............. 522,750
2,500,000 MKS Instruments Inc.,
1.250%, 06/01/30(a) ............. 2,432,500
3,000,000 ON Semiconductor Corp.,
0.500%, 03/01/29 ............... 2,835,750
3,150,000 OSI Systems Inc.,
2.250%, 08/01/29(a) ............. 3,407,985
3,125,000 Wolfspeed Inc.,
1.875%, 12/01/29 ............... 1,310,625
13,256,110
Telecommunications  — 1.2%
1,700,000 Applied Digital Corp.,
2.750%, 06/01/30(a) ............. 1,771,556
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 124,630,808
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.4%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(c) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(c) .......................... 3
3
Health Care  — 0.4%
28,911 Invacare Holdings Corp., Ser. A,
9.000% ...................... 636,042
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 636,045
MANDATORY CONVERTIBLE SECURITIES(d)  — 11.5%
Aerospace and Defense  — 1.0%
25,050 The Boeing Co.,
6.000%, 10/15/27 ............... 1,525,294
Computer Software and Services  — 1.2%
27,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 1,693,170
Diversified Industrial  — 1.6%
33,600 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 2,368,128

Bancroft Fund Ltd.
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At December 31, 2024, the Fund held an investment in a restricted and illiquid security amounting to $2,450,075 or 1.68% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(d) (Continued)
Energy and Utilities  — 2.9%
44,000 NextEra Energy Inc.,
7.234%, 11/01/27 ............... $ 2,006,400
44,800 PG&E Corp., Ser. A,
6.000%, 12/01/27 ............... 2,230,592
4,236,992
Financial Services  — 1.8%
47,000 Ares Management Corp., Ser. B,
6.750%, 10/01/27 ............... 2,586,880
Health Care  — 1.3%
30,000 BrightSpring Health Services Inc.,
6.750%, 02/01/27 ............... 1,878,000
Specialty Chemicals  — 1.7%
60,000 Albemarle Corp.,
7.250%, 03/01/27 ............... 2,441,400
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 16,729,864
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
12,938 Invacare Holdings Corp.†(c) .......... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.7%
$ 3,977,000 U.S. Treasury Bills,
4.264% to 4.273%††, 03/13/25 to
03/20/25 ...................... 3,943,376
TOTAL INVESTMENTS — 100.0% ....
(Cost $148,248,165) ............. $ 145,940,093
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
12/31/24
Carrying
Value
Per Bond
$2,300,000 Alibaba Group
Holding Ltd.,
0.500%, 06/01/31
05/23/2024-
11/26/2024 $2,482,786 $106.5250